Crude Oil and Refined Product Risk Management (Notional Volume of Outstanding Contracts) (Details) - Not Designated as Hedging Instrument [Member] - bbl bbl in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume		1,052
Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	3,460
Inventory Positions - Crude Oil - Differential Swaps - Current Fiscal Year [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	4,163
Inventory Positions - Crude Oil & Refined Products - Futures & Swaps [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	1,216	562
Inventory Positions - Natural Gas - Futures & Swaps [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	422
Inventory Positions - Natural Gas - Futures & Swaps - Year Two [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	329
Refined Product Positions - Distillate - Crack Spread Swaps [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	19
Refined Product Positions - Distillate - Crack Spread Swaps - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	1,905
Inventory Positions - Natural Gas - Futures & Swaps - Year Three [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Refined Product Positions - Distillate - Crack Spread Swaps - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Crude Oil - Differential Swaps - Year Two [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	2,160
Inventory Positions - Crude Oil - Differential Swaps - Year Three [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Crude Oil - Futures - Current Fiscal Year [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	1,216
Inventory Positions - Crude Oil - Futures - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Crude Oil - Futures - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Refined Products - Futures & Swaps - Current Fiscal Year [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	236
Inventory Positions - Refined Products - Futures & Swaps - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	275
Inventory Positions - Refined Products - Futures & Swaps - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0